Concentration and risks (Details)	12 Months Ended
Dec. 31, 2025
Accounts receivable | Credit concentration risk | Customer A
Concentration and risks
Concentration risk (as a percentage)	28.00%
Accounts receivable | Credit concentration risk | Customer B
Concentration and risks
Concentration risk (as a percentage)	32.00%
Revenues | Customer concentration risk | Customer A
Concentration and risks
Concentration risk (as a percentage)	22.00%
Revenues | Customer concentration risk | Customer B
Concentration and risks
Concentration risk (as a percentage)	11.00%
Accounts payable | Supplier concentration risk | Supplier A
Concentration and risks
Concentration risk (as a percentage)	25.00%
Accounts payable | Supplier concentration risk | Supplier B
Concentration and risks
Concentration risk (as a percentage)	17.00%
Accounts payable | Supplier concentration risk | Supplier C
Concentration and risks
Concentration risk (as a percentage)	21.00%
Purchases | Supplier concentration risk | Supplier B
Concentration and risks
Concentration risk (as a percentage)	14.00%